Investments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Investments owned	$ 686,218	$ 732,334	$ 795,294
Long-term incentive compensation obligations	108,432	122,977	176,370
Consolidated Private Equity Fund [Member]
Summary of Investment Holdings [Line Items]
Investments owned	49,725	47,045	58,749
Private Equity [Member]
Summary of Investment Holdings [Line Items]
Investments owned	46,401	47,853	35,726
Other Investment [Member]
Summary of Investment Holdings [Line Items]
Investments owned	8,245	7,056	11,479
Available-For-Sale Investments [Member]
Summary of Investment Holdings [Line Items]
Investments owned	12,423	13,361	13,883
Trading Investments [Member] | Long-term Incentive Compensation-Related [Member]
Summary of Investment Holdings [Line Items]
Investments owned	77,802	90,825
Trading Investments [Member] | United States Treasury Bills [Member]
Summary of Investment Holdings [Line Items]
Investments owned	27,996	27,982	37,998
Trading Investments [Member] | Seed Capital [Member]
Summary of Investment Holdings [Line Items]
Investments owned	276,365	307,795	278,932
Trading Investments [Member] | Equities and Exchange-Traded Options [Member]
Summary of Investment Holdings [Line Items]
Investments owned	61,640	48,937	58,237
Investments In Limited Partnership Hedge Funds [Member] | Long-term Incentive Compensation-Related [Member]
Summary of Investment Holdings [Line Items]
Investments owned	30,630	32,152
Investments In Limited Partnership Hedge Funds [Member] | Seed Capital [Member]
Summary of Investment Holdings [Line Items]
Investments owned	$ 94,991	$ 109,328	$ 123,920